Payden Floating Rate Fund

Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (1%
)
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
7.74% , 1/25/52 CAD (a) (b) $ 301
1,200,000 Madison Park Funding XIII Ltd. 2014-13A
144A , ( 3 mo. LIBOR USD + 2.850% ) , 5.59% ,
4/19/30 (a) (c) 1,129
Total Asset Backed (Cost - $1,500)
1,430
Bank Loans(d) (81%
)
Automotive (3%)
485,419 American Axle & Manufacturing Inc. Term
Loan B 1L , ( LIBOR USD 1-Month + 2.250% ) ,
4.97% , 4/06/24 472
1,250,030 Clarios Global LP Term Loan B 1L , ( LIBOR USD
1-Month + 3.250% ) , 5.62% , 4/30/26 1,207
1,496,250 Driven Holdings LLC Term Loan B 1L , ( LIBOR
USD 1-Month + 3.000% ) , 3.52% , 12/17/28 1,451
1,332,737 Tenneco Inc. Term Loan B 1L , ( LIBOR USD
3-Month + 3.000% ) , 3.76% , 10/01/25 1,316
1,329,950 Wheel Pros Inc. Term Loan 1L , ( LIBOR USD
1-Month + 4.500% ) , 6.66% , 5/11/28 1,122
5,568
Basic Industry (12%)
250,000 AAdvantage Loyalty IP Ltd. Term Loan 1L ,
( LIBOR USD 1-Month + 4.750% ) , 7.46% ,
4/20/28 247
571,000 Ascent Resources Utica Holdings LLC Term Loan
2L , ( LIBOR USD 1-Month + 9.000% ) , 11.46% ,
11/01/25 604
1,000,000 Avient Corp. Term Loan B 1L , ( TSFR USD
1-Month + 3.250% ) , 5.56% , 7/27/29 980
457,068 Core & Main LP Term Loan B 1L , ( LIBOR USD
1-Month + 2.500% ) , 4.64% , 7/27/28 443
1,488,665 Dun & Bradstreet Corp. Term Loan B 1L ,
( LIBOR USD 1-Month + 3.250% ) , 5.55% ,
2/08/26 1,453
938,125 Eco Services Operations Corp. Term Loan B 1L ,
( LIBOR USD 1-Month + 2.500% ) , 5.31% ,
6/09/28 912
1,374,685 Graham Packaging Co. Inc. Term Loan 1L ,
( LIBOR USD 1-Month + 3.000% ) , 5.37% ,
8/04/27 1,329
933,750 Griffon Corp. Term Loan B 1L , ( TSFR USD
1-Month + 2.750% ) , 5.11% , 1/24/29 912
1,500,000 II-VI Inc. Term Loan B 1L , ( LIBOR USD
3-Month + 2.750% ) , 3.25% , 12/08/28 1,464
1,465,200 INEOS U.S. Petrochem LLC Term Loan B 1L ,
( LIBOR USD 1-Month + 2.750% ) , 5.12% ,
1/29/26 1,395
1,205,300 Madison IAQ LLC Term Loan 1L , ( LIBOR USD
1-Month + 3.250% ) , 4.52% , 6/21/28 1,150
1,256,441 Mauser Packaging Solutions Holding Co. Term
Loan B 1L , ( LIBOR USD 3-Month + 3.250% ) ,
5.04% , 4/03/24 1,204
1,476,300 Quikrete Holdings Inc. Term Loan B1 1L ,
( LIBOR USD 1-Month + 3.000% ) , 5.37% ,
6/11/28 1,408
1,042,440 SCIH Salt Holdings Inc. Term Loan B 1L ,
( LIBOR USD 1-Month + 4.000% ) , 6.81% ,
3/16/27 974
1,267,200 SRS Distribution Inc. Term Loan B 1L , ( LIBOR
USD 1-Month + 3.500% ) , 6.31% , 6/04/28 1,212
Principal
or Shares Security Description
Value
(000)
984,638 Standard Industries Inc. Term Loan B 1L ,
( LIBOR USD 1-Month + 2.500% ) , 3.79% ,
9/22/28 $ 970
1,286,149 TK Elevator U.S. Newco Inc. Term Loan B 1L ,
( LIBOR USD 6-Month + 3.500% ) , 6.87% ,
7/31/27 1,245
691,139 TransDigm Inc. Term Loan G 1L , ( LIBOR USD
1-Month + 2.250% ) , 3.01% , 8/22/24 679
1,392,375 VM Consolidated Inc. Term Loan B 1L , ( LIBOR
USD 1-Month + 3.250% ) , 6.13% , 3/26/28 1,370
1,069,625 WR Grace Holdings LLC Term Loan B 1L ,
( LIBOR USD 3-Month + 3.750% ) , 6.06% ,
9/22/28 1,031
20,982
Consumer Goods (3%)
1,086,954 Froneri U.S. Inc. Term Loan B 1L , ( LIBOR USD
1-Month + 2.250% ) , 4.62% , 1/31/27 1,046
704,342 JBS USA LUX SA Term Loan B 1L , ( LIBOR
USD 1-Month + 2.000% ) , 2.80% , 5/01/26 694
1,990,000 U.S. Foods Inc. Term Loan B 1L , ( LIBOR USD
3-Month + 2.750% ) , 4.32% , 11/22/28 1,952
1,467,782 United Natural Foods Inc. Term Loan B 1L ,
( LIBOR USD 1-Month + 3.250% ) , 5.58% ,
10/22/25 1,453
592,482 Utz Quality Foods LLC Term Loan B 1L , ( LIBOR
USD 1-Month + 3.000% ) , 5.37% , 1/20/28 576
498,750 WP CityMD Bidco LLC Term Loan B 1L ,
( LIBOR USD 1-Month + 3.250% ) , 5.50% ,
12/23/28 481
6,202
Energy (3%)
1,236,920 Calpine Corp. Term Loan B5 1L , ( LIBOR USD
1-Month + 2.500% ) , 4.88% , 12/16/27 1,214
461,237 Constellation Renewables LLC Term Loan B
1L , ( LIBOR USD 1-Month + 2.500% ) , 3.50% ,
12/15/27 453
1,316,700 CQP Holdco LP Term Loan B 1L , ( LIBOR USD
1-Month + 3.750% ) , 6.00% , 6/04/28 1,282
980,000 PG&E Corp. Term Loan B 1L , ( LIBOR USD
1-Month + 3.000% ) , 5.38% , 6/23/25 949
1,492,500 Southwestern Energy Co. Term Loan B 1L ,
( TSFR USD 1-Month + 1.500% ) , 4.70% ,
6/22/27 1,480
5,378
Financial Services (6%)
1,492,500 Albion Acquisitions Ltd. Term Loan 1L , ( LIBOR
USD 1-Month + 5.250% ) , 8.01% , 7/31/26 1,431
796,391 Allspring Buyer LLC Term Loan B 1L , ( LIBOR
USD 3-Month + 3.250% ) , 5.56% , 11/01/28 778
1,460,228 AmWINS Group Inc. Term Loan B 1L , ( LIBOR
USD 1-Month + 2.250% ) , 4.62% , 2/19/28 1,419
1,200,000 Central Parent Inc. Term Loan 1L , ( TSFR USD
1-Month + 3.500% ) , 6.61% , 7/06/29 1,169
493,750 Citadel Securities LP Term Loan B 1L , ( LIBOR
USD 1-Month + 2.500% ) , 4.94% , 2/02/28 486
1,591,062 Jane Street Group LLC Term Loan B 1L , ( LIBOR
USD 1-Month + 2.750% ) , 5.12% , 1/26/28 1,563
2,250,000 Naked Juice LLC Term Loan 1L , ( TSFR USD
3-Month + 3.250% ) , 5.40% , 1/24/29 2,156
487,500 Nexus Buyer LLC Term Loan B 1L , ( LIBOR USD
1-Month + 3.750% ) , 6.12% , 11/08/26 472

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
592,515 Starwood Property Mortgage LLC Term Loan B3
1L , ( LIBOR USD 1-Month + 3.250% ) , 4.92% ,
7/26/26 $ 579
1,298,952 Trans Union LLC Term Loan B6 1L , ( LIBOR
USD 1-Month + 2.250% ) , 4.62% , 12/01/28 1,271
346,923 Tronox Finance LLC Term Loan B 1L , ( LIBOR
USD 1-Month + 2.250% ) , 4.52% , 3/11/28 334
11,658
Healthcare (9%)
215,942 AthenaHealth Group Inc. Term Loan B-DD
1L , ( TSFR USD 1-Month + 3.500% ) , 4.00% ,
2/15/29 206
1,274,058 AthenaHealth Group Inc. Term Loan B 1L ,
( TSFR USD 1-Month + 3.500% ) , 5.65% ,
2/15/29 1,218
973,036 Change Healthcare Holdings LLC Term Loan B
1L , ( LIBOR USD 1-Month + 2.500% ) , 4.87% ,
3/01/24 963
1,236,033 Embecta Corp. Term Loan B 1L , ( TSFR USD
3-Month + 3.000% ) , 5.05% , 1/27/29 1,207
925,556 Grifols Worldwide Operations USA Inc. Term
Loan B 1L , ( LIBOR USD 3-Month + 2.000% ) ,
4.37% , 11/15/27 887
484,228 ICON Luxembourg Sarl Term Loan B 1L ,
( LIBOR USD 1-Month + 2.250% ) , 4.56% ,
7/01/28 477
891,000 Jazz Financing Lux Sarl Term Loan B 1L , ( LIBOR
USD 1-Month + 3.500% ) , 5.87% , 5/05/28 872
1,496,250 Medline Borrower LP Term Loan B 1L , ( LIBOR
USD 1-Month + 3.250% ) , 5.62% , 10/21/28 1,433
1,492,500 Option Care Health Inc. Term Loan B 1L Term
Loan B 1L , ( LIBOR USD 1-Month + 2.750% ) ,
5.12% , 10/27/28 1,465
465,417 Organon & Co. Term Loan B 1L , ( LIBOR USD
1-Month + 3.000% ) , 4.63% , 6/02/28 459
1,496,250 Owens & Minor Inc. Term Loan B 1L , ( TSFR
USD 1-Month + 3.750% ) , 5.78% , 3/29/29 1,495
1,317,647 Padagis LLC Term Loan B 1L , ( LIBOR USD
1-Month + 4.750% ) , 7.04% , 7/06/28 1,252
750,000 Perrigo Investments LLC Term Loan B 1L , ( TSFR
USD 1-Month + 2.500% ) , 4.20% , 4/20/29 741
120,646 PRA Health Sciences Inc. Term Loan B 1L ,
( LIBOR USD 1-Month + 2.250% ) , 4.56% ,
7/01/28 119
1,482,008 Radiology Partners Inc. Term Loan B 1L ,
( LIBOR USD 1-Month + 4.250% ) , 6.46% ,
7/09/25 1,363
700,000 Select Medical Corp. Term Loan B 1L , ( LIBOR
USD 3-Month + 2.500% ) , 3.02% , 3/06/25 686
1,480,000 Sotera Health Holdings LLC Term Loan 1L ,
( LIBOR USD 1-Month + 2.750% ) , 5.12% ,
12/13/26 1,435
16,278
Insurance (3%)
1,354,627 Acrisure LLC Term Loan B1 1L , ( LIBOR USD
1-Month + 3.500% ) , 5.87% , 2/15/27 1,292
487,357 AI Convoy Luxembourg Sarl Term Loan B 1L ,
( LIBOR USD 1-Month + 3.500% ) , 5.05% ,
1/20/27 472
1,364,486 AssuredPartners Inc. Term Loan B 1L , ( LIBOR
USD 1-Month + 3.500% ) , 5.52% , 2/13/27 1,303
Principal
or Shares Security Description
Value
(000)
1,352,665 Asurion LLC Term Loan B8 1L , ( LIBOR USD
1-Month + 3.250% ) , 5.62% , 12/23/26 $ 1,275
1,219,003 HUB International Ltd. Term Loan B 1L ,
( LIBOR USD 1-Month + 3.000% ) , 5.77% ,
4/25/25 1,192
5,534
Leisure (9%)
985,314 1011778 BC ULC Term Loan B 1L , ( LIBOR
USD 1-Month + 1.750% ) , 4.12% , 11/19/26 958
964,646 Caesars Resort Collection LLC Term Loan B
1L , ( LIBOR USD 3-Month + 2.750% ) , 5.12% ,
12/22/24 945
1,313,249 Carnival Corp. Term Loan B 1L , ( LIBOR USD
1-Month + 3.000% ) , 5.88% , 6/30/25 1,257
2,264,325 Fertitta Entertainment LLC Term Loan B 1L ,
( TSFR USD 1-Month + 3.000% ) , 6.33% ,
1/27/29 2,165
1,492,500 Flynn Restaurant Group LP Term Loan B 1L ,
( LIBOR USD 1-Month + 4.250% ) , 4.75% ,
11/23/28 1,395
1,230,105 IRB Holding Corp. Term Loan B 1L , ( LIBOR
USD 1-Month + 2.750% ) , 5.12% , 2/05/25 1,203
353,286 KFC Holding Co. Term Loan B 1L , ( LIBOR
USD 1-Month + 1.750% ) , 3.91% , 3/15/28 352
1,023,732 Live Nation Entertainment Inc. Term Loan B
1L , ( LIBOR USD 1-Month + 1.750% ) , 3.94% ,
10/17/26 990
594,000 MajorDrive Holdings IV LLC Term Loan B 1L ,
( LIBOR USD 1-Month + 4.000% ) , 5.63% ,
6/01/28 549
1,044,443 Marriott Ownership Resorts Inc. Term Loan B
1L , ( LIBOR USD 1-Month + 1.750% ) , 4.12% ,
8/31/25 1,013
1,500,000 Scientific Games Holdings LP Term Loan B
1L , ( TSFR USD 1-Month + 2.500% ) , 5.62% ,
4/04/29 1,437
750,000 Scientific Games International Inc. Term Loan
B 1L , ( TSFR USD 1-Month + 2.000% ) , 5.04% ,
4/14/29 735
499,091 SRAM LLC Term Loan B 1L , ( LIBOR USD
1-Month + 2.750% ) , 4.79% , 5/18/28 481
1,146,594 Tacala Investment Corp. Term Loan B 1L ,
( LIBOR USD 1-Month + 3.500% ) , 5.87% ,
2/05/27 1,081
560,000 Tacala Investment Corp. Term Loan B 2L ,
( LIBOR USD 1-Month + 7.500% ) , 9.87% ,
2/05/28 527
1,184,850 United PF Holdings LLC Term Loan 1L , ( LIBOR
USD 1-Month + 4.000% ) , 6.25% , 12/30/26 1,065
16,153
Media (9%)
1,500,000 ABG Intermediate Holdings 2 LLC Term Loan
B1 1L , ( TSFR USD 1-Month + 2.500% ) , 5.53% ,
12/21/28 1,450
1,493,865 Altice Financing SA Term Loan B 1L , ( LIBOR
USD 3-Month + 2.750% ) , 5.26% , 7/15/25 1,435
1,384,432 Banijay Group U.S. Holding Inc. Term Loan B
1L , ( LIBOR USD 1-Month + 3.750% ) , 5.54% ,
3/01/25 1,350
1,000,000 Coral U.S. Co-Borrower LLC Term Loan B5
1L , ( LIBOR USD 1-Month + 2.250% ) , 4.25% ,
1/31/28 964

Principal
or Shares Security Description
Value
(000)
500,000 Coral U.S. Co-Borrower LLC Term Loan B6
1L , ( LIBOR USD 1-Month + 3.000% ) , 5.00% ,
10/01/29 $ 489
1,057,186 CSC Holdings LLC Term Loan B5 1L , ( LIBOR
USD 1-Month + 2.500% ) , 4.50% , 4/15/27 1,018
977,500 Diamond Sports Group LLC Term Loan B 1L ,
( LIBOR USD 1-Month + 3.250% ) , 8.00% ,
8/24/26 122
1,425,750 Directv Financing LLC Term Loan 1L , ( LIBOR
USD 1-Month + 5.000% ) , 7.37% , 8/02/27 1,351
1,257,300 Endurance International Group Holdings Inc.
Term Loan B 1L , ( LIBOR USD 1-Month +
3.500% ) , 5.29% , 2/10/28 1,159
248,625 EW Scripps Co. Term Loan B3 1L , ( LIBOR USD
1-Month + 2.750% ) , 5.12% , 1/07/28 243
1,492,500 Gray Television Inc. Term Loan D 1L , ( LIBOR
USD 3-Month + 3.000% ) , 4.71% , 12/01/28 1,463
1,000,000 Lamar Media Corp. Term Loan B 1L , ( LIBOR
USD 1-Month + 1.500% ) , 3.10% , 2/06/27 972
1,391,736 MH Sub I LLC Term Loan 1L , ( LIBOR USD
3-Month + 3.500% ) , 6.12% , 9/15/24 1,356
455,131 Nexstar Media Inc. Term Loan B4 1L , ( LIBOR
USD 3-Month + 2.750% ) , 4.87% , 9/19/26 451
1,460,000 UPC Financing Partnership Term Loan AX 1L ,
( LIBOR USD 1-Month + 3.000% ) , 5.00% ,
1/31/29 1,427
600,000 Virgin Media Bristol LLC Term Loan Q 1L ,
( LIBOR USD 1-Month + 3.250% ) , 5.25% ,
1/31/29 593
711,175 WMG Acquisition Corp. Term Loan G 1L ,
( LIBOR USD 1-Month + 2.125% ) , 4.50% ,
1/20/28 697
16,540
Real Estate (1%)
1,245,344 Iron Mountain Inc. Term Loan B 1L , ( LIBOR
USD 3-Month + 1.750% ) , 4.12% , 1/02/26 1,204
Retail (7%)
1,218,008 Beacon Roofing Supply Inc. Term Loan B 1L ,
( LIBOR USD 1-Month + 2.250% ) , 3.01% ,
5/19/28 1,177
1,496,250 Crocs Inc. Term Loan B 1L , ( TSFR USD
1-Month + 3.500% ) , 4.45% , 2/19/29 1,413
975,000 Dealer Tire LLC Term Loan B 1L , ( LIBOR USD
1-Month + 4.250% ) , 6.62% , 12/12/25 955
1,062,502 GOBP Holdings Inc. Term Loan B 1L , ( LIBOR
USD 1-Month + 2.750% ) , 5.12% , 10/22/25 1,043
541,750 GYP Holdings III Corp. Term Loan B 1L ,
( LIBOR USD 1-Month + 2.500% ) , 4.87% ,
6/01/25 523
1,236,765 Harbor Freight Tools USA Inc. Term Loan B
1L , ( LIBOR USD 1-Month + 2.750% ) , 5.12% ,
10/19/27 1,150
1,392,375 Leslie's Poolmart Inc. Term Loan B 1L , ( LIBOR
USD 1-Month + 2.500% ) , 4.87% , 3/09/28 1,356
791,000 MIC Glen LLC Term Loan 1L , ( LIBOR USD
1-Month + 3.500% ) , 5.87% , 10/14/28 744
1,250,000 MIC Glen LLC Term Loan 2L , ( LIBOR USD
1-Month + 6.750% ) , 9.12% , 7/21/29 1,150
495,000 Michaels Cos. Inc. Term Loan 1L , ( LIBOR USD
1-Month + 4.250% ) , 6.50% , 4/15/28 417
693,000 PetSmart LLC Term Loan B 1L , ( LIBOR USD
3-Month + 3.750% ) , 6.12% , 2/12/28 670
Principal
or Shares Security Description
Value
(000)
1,491,752 Whatabrands LLC Term Loan B 1L , ( LIBOR
USD 1-Month + 3.250% ) , 5.62% , 8/03/28 $ 1,425
12,023
Service (2%)
765,137 Adtalem Global Education Inc. Term Loan B
1L , ( LIBOR USD 1-Month + 4.500% ) , 6.16% ,
8/12/28 752
465,325 Aramark Services Inc. Term Loan B3 1L , ( LIBOR
USD 1-Month + 1.750% ) , 4.12% , 3/11/25 453
218,835 Hertz Corp. Term Loan C-EXIT 1L , ( LIBOR
USD 1-Month + 3.250% ) , 5.63% , 6/30/28 211
1,149,553 Hertz Corp. Term Loan B-EXIT 1L , ( LIBOR
USD 1-Month + 3.250% ) , 5.63% , 6/30/28 1,107
579,820 Sabre GLBL Inc. Term Loan B 1L , ( TSFR USD
1-Month + 4.250% ) , 6.68% , 6/30/28 566
3,089
Technology (6%)
1,395,900 Ahead DB Holdings LLC Term Loan B 1L ,
( LIBOR USD 1-Month + 3.750% ) , 6.01% ,
10/16/27 1,358
600,000 Avaya Inc. Term Loan B2 1L , ( LIBOR USD
1-Month + 4.000% ) , 6.00% , 12/15/27 310
1,335,819 Castle U.S. Holding Corp. Term Loan B 1L ,
( LIBOR USD 1-Month + 3.750% ) , 6.12% ,
1/31/27 1,170
1,896,919 Ensono Inc. Term Loan B 1L , ( LIBOR USD
1-Month + 4.000% ) , 6.37% , 5/28/28 1,804
1,290,250 Everi Holdings Inc. Term Loan 1L , ( LIBOR USD
1-Month + 2.500% ) , 4.75% , 8/03/28 1,265
591,813 Finastra USA Inc. Term Loan B 1L , ( LIBOR USD
3-Month + 3.500% ) , 6.87% , 6/13/24 554
1,496,250 Informatica LLC Term Loan B 1L , ( LIBOR USD
1-Month + 2.750% ) , 5.13% , 10/29/28 1,462
1,359,645 Peraton Corp. Term Loan B 1L , ( LIBOR USD
1-Month + 3.750% ) , 6.12% , 2/01/28 1,325
592,500 Pitney Bowes Inc. Term Loan B 1L , ( LIBOR
USD 1-Month + 4.000% ) , 6.38% , 3/19/28 530
490,000 Presidio Holdings Inc. Term Loan B 1L , ( LIBOR
USD 1-Month + 3.500% ) , 6.29% , 12/19/26 480
1,500,000 TIBCO Software Inc. Term Loan 2L , ( LIBOR
USD 1-Month + 7.340% ) , 9.63% , 3/04/28 1,493
11,751
Telecommunications (5%)
1,152,582 Altice France SA Term Loan B13 1L , ( LIBOR
USD 3-Month + 4.000% ) , 5.41% , 8/14/26 1,099
1,410,000 Consolidated Communications Inc. Term Loan
B1 1L , ( LIBOR USD 1-Month + 3.500% ) ,
5.88% , 10/02/27 1,231
1,382,500 Frontier Communications Holdings LLC Term
Loan B-EXIT 1L , ( LIBOR USD 1-Month +
3.750% ) , 6.06% , 10/08/27 1,325
1,326,600 Gogo Intermediate Holdings LLC Term Loan B
1L , ( LIBOR USD 1-Month + 3.750% ) , 6.56% ,
4/30/28 1,297
981,460 Iridium Satellite LLC Term Loan B2 1L , ( LIBOR
USD 1-Month + 2.500% ) , 4.87% , 11/04/26 974
1,410,000 LCPR Loan Financing LLC Term Loan 1L ,
( LIBOR USD 1-Month + 3.750% ) , 5.75% ,
10/15/28 1,380

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
585,000 Lumen Technologies Inc. Term Loan B 1L ,
( LIBOR USD 1-Month + 2.250% ) , 4.62% ,
3/15/27 $ 559
594,000 Univision Communications Inc. Term Loan B
1L , ( LIBOR USD 1-Month + 3.250% ) , 5.62% ,
3/24/26 581
1,379,575 Voyage Australia Pty Ltd. Term Loan B 1L ,
( LIBOR USD 1-Month + 3.500% ) , 4.00% ,
7/20/28 1,328
9,774
Transportation (3%)
654,066 First Student Bidco Inc. Term Loan B 1L ,
( LIBOR USD 1-Month + 3.000% ) , 5.23% ,
7/21/28 611
242,647 First Student Bidco Inc. Term Loan C 1L ,
( LIBOR USD 1-Month + 3.000% ) , 5.23% ,
7/21/28 226
1,500,000 Setanta Aircraft Leasing DAC Term Loan B 1L ,
( LIBOR USD 3-Month + 2.000% ) , 4.25% ,
11/05/28 1,477
500,000 SkyMiles IP Ltd. Term Loan B 1L , ( LIBOR USD
3-Month + 3.750% ) , 6.46% , 10/20/27 507
1,488,750 Spirit AeroSystems Inc. Term Loan B 1L , ( LIBOR
USD 1-Month + 4.250% ) , 6.12% , 1/15/25 1,464
1,431,875 United Airlines Inc. Term Loan B 1L , ( LIBOR
USD 1-Month + 3.750% ) , 6.53% , 4/21/28 1,384
5,669
Total Bank Loans (Cost - $153,993)
147,803
Corporate Bond (11%
)
500,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A , 5.75% ,
3/01/27 (a) 498
500,000 ARD Finance SA 144A , 6.50% , 6/30/27 (a) 380
500,000 Avient Corp. 144A , 5.75% , 5/15/25 (a) 503
500,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A , 5.75% , 7/15/27 (a) 478
600,000 Caesars Entertainment Inc. 144A , 8.13% ,
7/01/27 (a) 601
350,000 Coty Inc. 144A , 5.00% , 4/15/26 (a) 344
330,000 Crescent Energy Finance LLC 144A , 7.25% ,
5/01/26 (a) 306
350,000 Fortress Transportation and Infrastructure
Investors LLC 144A , 6.50% , 10/01/25 (a) 349
350,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25% , 5/15/26 348
500,000 International Game Technology PLC 144A ,
4.13% , 4/15/26 (a) 478
1,150,000 International Petroleum Corp. 144A , 7.25% ,
2/01/27 (a) (e) 1,090
500,000 iStar Inc. , 4.25% , 8/01/25 477
310,000 KeHE Distributors LLC/KeHE Finance Corp.
144A , 8.63% , 10/15/26 (a) 313
750,000 KLX Energy Services Holdings Inc. 144A ,
11.50% , 11/01/25 (a) 451
850,000 Kosmos Energy Ltd. 144A , 7.75% , 5/01/27 (a) 723
750,000 Moss Creek Resources Holdings Inc. 144A ,
7.50% , 1/15/26 (a) 684
500,000 Navient Corp. , 5.88% , 10/25/24 491
Principal
or Shares Security Description
Value
(000)
300,000 Northriver Midstream Finance LP 144A , 5.63% ,
2/15/26 (a) $ 297
500,000 OneMain Finance Corp. , 6.88% , 3/15/25 494
700,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00% , 2/15/28 637
750,000 Penn Virginia Holdings LLC 144A , 9.25% ,
8/15/26 (a) 740
500,000 PRA Group Inc. 144A , 7.38% , 9/01/25 (a) 496
500,000 Prime Healthcare Services Inc. 144A , 7.25% ,
11/01/25 (a) 441
400,000 RLJ Lodging Trust LP 144A , 3.75% , 7/01/26 (a) 376
1,150,000 Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer Inc. 144A , 2.88% , 10/15/26 (a) 1,019
500,000 Royal Caribbean Cruises Ltd. , 5.25% , 11/15/22 497
450,000 Service Properties Trust , 7.50% , 9/15/25 437
500,000 Standard Industries Inc. 144A , 5.00% ,
2/15/27 (a) 480
900,000 Strathcona Resources Ltd. 144A , 6.88% ,
8/01/26 (a) 829
1,350,000 Tamarack Valley Energy Ltd. , 7.25% , 5/10/27
CAD (b) 1,029
500,000 Tenet Healthcare Corp. 144A , 4.88% ,
1/01/26 (a) 493
350,000 TransMontaigne Partners LP/TLP Finance Corp. ,
6.13% , 2/15/26 298
189,978 Transocean Guardian Ltd. 144A , 5.88% ,
1/15/24 (a) 182
550,000 Transocean Inc. 144A , 8.00% , 2/01/27 (a) 370
500,000 Tutor Perini Corp. 144A , 6.88% , 5/01/25 (a) 446
500,000 Vistra Operations Co. LLC 144A , 5.00% ,
7/31/27 (a) 493
350,000 WESCO Distribution Inc. 144A , 7.13% ,
6/15/25 (a) 362
Total Corporate Bond (Cost - $20,256)
18,930
Mortgage Backed (2%
)
794,089 Fannie Mae Connecticut Avenue Securities 2016-
C02 , ( 1 mo. LIBOR USD + 12.250% ) , 14.51% ,
9/25/28 (c) 903
814,741 Fannie Mae Connecticut Avenue Securities 2016-
C03 , ( 1 mo. LIBOR USD + 11.750% ) , 14.01% ,
10/25/28 (c) 907
300,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A , ( 1 mo. LIBOR USD + 4.800% ) , 7.06% ,
2/25/50 (a) (c) 257
662,403 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA2 , ( 1 mo. LIBOR USD +
10.500% ) , 12.76% , 5/25/28 (c) 702
492,811 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HQA1 , ( 1 mo. LIBOR USD +
12.750% ) , 15.01% , 8/25/29 (c) 519
300,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1 , ( 1 mo. LIBOR USD +
4.600% ) , 6.86% , 12/25/42 (c) 302
670,024 STACR Trust 2018-HRP1 144A , ( 1 mo. LIBOR
USD + 11.750% ) , 14.01% , 5/25/43 (a) (c) 711
Total Mortgage Backed (Cost - $4,190)
4,301
Stocks (0%)
Preferred Stock (0%
)
50 Santander Consumer Auto Receivables Trust
2021-C,  0.00%
(Cost - $1,122)
769
Total Stocks (Cost - $1,122) 769

Principal
or Shares Security Description
Value
(000)
Investment Company (4%
)
6,525,385 Payden Cash Reserves Money Market Fund *
(Cost - $6,525)
$ 6,525
Total Investments (Cost - $187,586) (99%)
179,758
Other Assets, net of Liabilities (1%)
2,353
Net Assets (100%) $ 182,111
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022. The stated maturity is subject to prepayments.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Liabilities:
CAD 3 USD  2 Citibank, N.A. 09/15/2022 $ –
USD 1,362 CAD  1,746 Citibank, N.A. 09/15/2022 (2)
(2)
Net Unrealized Depreciation
$(2)